Marketable Securities (Details) - Schedule of company acquired equity securities - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Marketable Securities [Abstract]
Cost	$ 24,292	$ 24,096
Market value	$ 20,722	$ 24,499